Venezuelan Operations (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) / $	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 31, 2017 / $
Foreign Operations Disclosure [Line Items]
Revenue from Venezuelan operations	$ 101,477	$ 51,615	$ 40,898
Operating income (loss) from Venezuelan operations	6,804	$ (8,608)	(28,329)
Impairment of long-lived assets	$ 8,563		$ 7,804
DICOM II [Member] | Venezuela [Member]
Foreign Operations Disclosure [Line Items]
Foreign currency exchange rate (in VEF per USD) | / $	3,345			2,010